IMPAIRMENT - Impairment of PP&E - Ceiling Test (Details)	Dec. 31, 2020 $ / Mcf $ / bbl $ / bbl $ / $	Dec. 31, 2019 $ / Mcf $ / bbl $ / bbl $ / $	Dec. 31, 2018 $ / bbl $ / bbl $ / Mcf $ / $
Impairment
WTI Crude Oil US$/bbl (in dollars per barrel)	39.54	55.85	65.56
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel)	45.56	66.73	69.58
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	2.00	2.58	3.10
Exchange Rate US$/CDN$ (in Canadian dollars per US dollars) | $ / $	1.34	1.33	1.28